Cover	Jun. 09, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 11, 2021, Verona Pharma plc (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) reporting the entry into a collaboration and license agreement (the “Original Agreement”) under Item 1.01, which incorrectly disclosed that the Original Agreement had been entered into with Nuance Pharma Limited, a Shanghai-based specialty pharmaceutical company (“Nuance Pharma”), rather than Nuance (Shanghai) Pharma Co Ltd (“Nuance Shanghai”). On July 15, 2021, the Original Agreement was amended and restated to add Nuance Pharma as a party and to make certain other changes (the “Agreement”). The Company is amending the Original 8-K for the purpose of amending and restating the disclosures under Item 1.01 of the Original 8-K to reflect the Company’s entry into the Agreement. As a result of entering into the Agreement, the Original Agreement is deemed null and void ab initio.
Document Period End Date	Jun. 09, 2021
Entity File Number	001-39067
Entity Registrant Name	Verona Pharma plc
Entity Central Index Key	0001657312
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	3 More London Riverside
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SE1 2RE
Country Region	44
City Area Code	203
Local Phone Number	283 4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value £0.05 per share*
Trading Symbol	VRNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true